EMPLOYEE BENEFIT OBLIGAITONS (Tables)	12 Months Ended
Dec. 31, 2025
Employee Benefit Obligations [Abstract]
Disclosure of post-employment benefit expense in profit or loss, defined benefit plans
Pension (income) costs resulting from defined benefit plans

	31 December
CHF in millions	2025	2024	2023
Current service costs excluding interest costs	21.0	19.5	16.9
Net interest costs on defined benefit obligation and service costs	0.2	0.4	0.3
Past service costs/(income)	0.1	(2.1)	(13.5)
Administration costs	0.9	1.7	0.6
Termination benefits	0.8	0.2	0.2
Total	23.0	19.7	4.5

Disclosure of employee benefit obligation disclosure
Assets and obligations

	31 December
CHF in millions	2025	2024
Fair value of plan assets	876.0	851.4
Defined benefit obligation	(832.2)	(859.8)
Asset ceiling	(45.6)	—
Total	(1.8)	(8.4)

Movement in other comprehensive income

	31 December
CHF in millions	2025	2024	2023
Actuarial (gain)/loss due to
Demographic assumptions	—	—	(0.1)
Financial assumptions	(21.1)	15.5	81.0
Experience adjustments	9.1	39.9	5.6
Actuarial (gain)/loss during period	(12.0)	55.4	86.5
Return on defined benefit plan assets (greater)/less than net interest recognised	(36.5)	(48.4)	(18.8)
Impact of changes in asset ceiling	45.6	—	(37.3)
Remeasurement effects recognised in OCI	(2.8)	7.0	30.4
Movement in defined benefit obligations

CHF in millions	2025	2024
Balance as of 1 January	859.9	802.1
Included in the consolidated statements of income or loss
Current service costs	21.0	19.5
Past service costs/(income)	0.1	(2.1)
Interest costs on defined benefit obligation	8.0	10.5
Administration costs and termination benefits	1.8	1.9
Settlements	—	—

Included in consolidated statements of other comprehensive income
Actuarial (gain)/loss arising from:
Demographic assumptions	—	—
Financial assumptions	(21.1)	15.5
Experience adjustment	9.1	39.9

Other
Employee contributions	19.8	20.1
Benefits paid/transferred	(66.3)	(47.5)
Total defined benefit obligations as of 31 December	832.3	859.9
Movement in fair value of plan assets

CHF in millions	2025	2024
Balance as of 1 January	851.4	793.7
Included in the consolidated statements of income or loss
Interest income	7.8	10.1
Settlements	—	—

Included in consolidated statements of other comprehensive income
Return on plan assets excluding interest income	36.5	48.4

Other
Employer contributions	26.9	26.6
Employee contributions	19.8	20.1
Benefits paid	(66.3)	(47.5)
Total fair value of plan assets as of 31 December	876.0	851.4

Disclosure of fair value of plan assets
Asset allocation of plan assets

	31 December
	2025			2024
	CHF in millions	Quoted	Unquoted	CHF in millions	Quoted	Unquoted
Cash and cash equivalents	5.3	—%	0.6%	12.1	—%	1.4%
Equity securities	323.1	36.9%	—%	301.6	35.4%	—%
Debt securities	305.2	34.8%	—%	305.8	35.9%	—%
Real estate	165.2	—%	18.9%	168.5	1.5%	18.3%
Other	77.2	—%	8.8%	63.4	—%	7.4%
Total	876.0	71.7%	28.3%	851.4	72.8%	27.2%

Disclosure of sensitivity analysis and actuarial assumptions
Principal actuarial assumptions

	31 December
	2025	2024
Discount rate	1.20%	0.95%
Interest crediting rate	1.60%	1.25%
Future salary increases	1.50%	1.60%
Mortality rates	BVG/LPP 2020	BVG/LPP 2020
Sensitivity analysis

	2025
CHF in millions	Increase to	Decrease to
Discount rate (0.5% movement)	781.9	887.1
Future salary increases (1.0% movement)	842.9	822.2
Interest crediting rate (0.5% movement)	842.3	820.5